SUBSEQUENT EVENTS - Bonds issuance (Details) - Bonds issuance R$ / shares in Units, R$ in Thousands	Apr. 25, 2019 BRL (R$) R$ / shares shares
SUBSEQUENT EVENTS
Maximum number of debenture bonds allowed for issuance | shares	5,000,000
Maximum limit for issuance of the simple debenture bonds | R$	R$ 5,000,000
Par value of each simple debenture bond | R$ / shares	R$ 1